Restructuring (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring
Schedule of initial restructuring charge recorded and the ending reserve balance

	2025 Restructuring Plan		2024 Restructuring Plan
	Initial Charge	Ending Reserve	Initial Charge	Ending Reserve
(in millions)	Recorded	Balance	Recorded	Balance
CARFAX	$1	$—	$—	$—
B2B	14	11	6	1
Total	$15	$11	$6	$1